Stock Based Compensation Plans: (Tables)	6 Months Ended
Jun. 30, 2014
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the six months ended June 30, 2014 and 2013 were as follows:

	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,443,000	$ 2.21	6,753,188	$ 1.77
Options exercised	(37,500)	1.82	(1,488,520)	0.43
Options granted	-	-	250,000	3.00
Options outstanding - end of period	5,405,500	$ 2.21	5,514,668	$ 2.19

Options exercisable - end of period	4,455,500	$ 2.28	3,895,918	$ 2.32

Options outstanding and exercisable

The following table relates to stock options at June 30, 2014:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,585,000	$1.82	$3,955,050	1.51	2,585,000	$1.82	$3,955,050	1.51
$1.92 - $1.92	950,000	$1.92	1,358,500	6.94	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	745,430	2.59	1,620,500	$2.89	745,430	2.59
$3.00 - $3.00	250,000	$3.00	87,500	3.95	250,000	$3.00	87,500	3.95
$1.82 - $3.00	5,405,500	$2.21	$6,146,480	2.90	4,455,500	$2.28	$4,787,980	2.04

Weighted average assumptions

During the six months ended June 30, 2013 the Company granted 250 thousand options. The weighted average fair value of the options granted in 2013 was calculated at $0.98. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.34%
Expected term	2.0 years
Expected volatility	59%
Dividend yield	nil